Ordinary Shares and Series A Convertible Preferred Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized			509,631,372
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued			57,864,058
Common stock, shares outstanding			57,864,058
Proceeds from the IPO and from exercising the over-allotment option by the underwriters	¥ 2,051,695	$ 314,436
Issuance cost | ¥	¥ 28,153
Convertible preferred stock, terms of conversion	Each holder of convertible redeemable preferred shares shall have the right, at such holder's sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share dividends, subdivisions, combinations or consolidation of ordinary shares, (2) reclassification, exchange and substitution, and (3) issuance of new securities at a price per share less than the applicable conversion price in effect on the date of and immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.	Each holder of convertible redeemable preferred shares shall have the right, at such holder's sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share dividends, subdivisions, combinations or consolidation of ordinary shares, (2) reclassification, exchange and substitution, and (3) issuance of new securities at a price per share less than the applicable conversion price in effect on the date of and immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
IPO
Class Of Stock [Line Items]
Proceeds from the IPO and from exercising the over-allotment option by the underwriters | ¥	¥ 2,023,593
Issuance cost | ¥	¥ 28,153
Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized			509,631,372
Common stock, par value | $ / shares			$ 0.0001
Common stock, shares issued			57,864,058
Common stock, shares outstanding			57,864,058
Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		77,884,733
American Depositary Shares | IPO
Class Of Stock [Line Items]
Issuance of shares upon initial public offering	31,510,000	31,510,000
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		27,867,521
Issuance of shares upon initial public offering	78,775,000	78,775,000
Class B Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		50,017,212